--------------------------------------------
CLARION CMBS VALUE FUND, INC.
--------------------------------------------


OFFICERS AND DIRECTORS

Frank L. Sullivan, Jr.
Chairman of the Board of Directors

Daniel Heflin
President, Chief Executive Officer and Director

Fredrick D. Arenstein
Treasurer, Compliance Officer and
Chief Financial Officer

Joanne Vitale
Secretary and Director

Robert Kopchains
Vice President

Paul S. Schreiber
Assistant Secretary

E. Robert Roskind
Director

Stephen Asheroff
Director
--------------------------------------------

INVESTMENT ADVISER
         Clarion Capital, LLC
         335 Madison Avenue
         New York, NY  10017
--------------------------------------------

ADMINISTRATOR
         State Street Bank and Trust Company
         2 Avenue de Lafayette
         Boston, MA  02111
--------------------------------------------

CUSTODIAN
         State Street Kansas City
         801 Pennsylvania Avenue
         Kansas City, MO 64105
--------------------------------------------

                               CLARION CMBS VALUE
                                   FUND, INC.




                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001
                                   (UNAUDITED)

                          CLARION CMBS VALUE FUND, INC.
          c/o Clarion Capital / 335 Madison Avenue / New York, NY 10017
                                Tel 212-883-2500




June 2001

CLARION CMBS VALUE FUND, INC.

Dear Shareholder,

Enclosed is the Semi-Annual Report for the Clarion CMBS Value Fund, Inc. (the "Fund"). This report covers the period from November 1, 2000 through April 30, 2001. The fund is a non-diversified, open-end, registered investment company that was initially capitalized on December 21, 1994 with the sale of 10,011,100 shares of common stock. As of April 30, 2001, the net asset value of the Fund was $134,110,130, which included investments in 35 commercial real estate debt securities, with a net investment value of $131,173,838 ($163,743,985 face amount) and investments in cash equivalents and other assets with a net investment value of $2,936,292.

For the twelve months ending April 30, 2001, the Fund generated a net total return of 13.06% compared to a return of 2.89% for the Merrill Lynch High Yield Index and 12.38% for the Lehman Brothers Aggregate.

From a credit perspective, the average credit rating of the Fund is BB with 71% of the portfolio rated BBB or BB. The bonds in the portfolio are supported by nearly 5,300 commercial mortgage loans, providing diversification by property type, geographic region and borrower. The average mortgage origination date for all collateral loans is 1996, with a range of 1993 to 2001.

As a result of this seasoned pool of collateral, the Fund (with an average credit rating of BB) boasts a weighted average subordination level of 16% - a level that is comparable to recently issued CMBS with a rating of AA. Taking into consideration the credit enhancement that the Fund receives from subordination (and ignoring the likely increases in the value of assets securing these mortgages) the Fund boasts an effective LTV of 59%. If the increase in commercial property values from 1996 to date is taken into consideration, the average effective LTV approaches 40% (1).

As a result of this collateral performance, the Fund continues to outpace the market in earning rating agency upgrades. Over the past three years, the Fund has received eight credit upgrades based on the credit quality of its underlying portfolio, and the Fund has never had a position downgraded. We believe that the Fund will benefit from a continued pattern of rating agency upgrades.

In summary, we continue to believe that Clarion's CMBS Value Fund is one of the most attractive investment vehicles available to investors in today's market.

Frank L. Sullivan, Jr.
Chairman


(1) Based on the appraised property values reported at loan origination and the average commercial property value increased between June 1996 and December 2000, as reported by the National Real Estate Index (NREI).

  COMPARISON OF VALUE OF A $10,000 INVESTMENT IN CLARION CMBS VALUE FUND, INC.
                VS. LEHMAN BROTHERS AGGREGATE INTERMEDIATE INDEX


                             [Line Graph Not Shown]

                              Value of $10,000
                            Fund      LB Int Agg
                            new
-------------------------------------------------
     12/31/94            $ 10,000      $ 10,000
-------------------------------------------------
      1/31/95            $ 10,171      $ 10,184
-------------------------------------------------
      2/28/95            $ 10,431      $ 10,412
-------------------------------------------------
      3/31/95            $ 10,512      $ 10,468
-------------------------------------------------
      4/30/95            $ 10,655      $ 10,604
-------------------------------------------------
      5/31/95            $ 11,086      $ 10,928
-------------------------------------------------
      6/30/95            $ 11,199      $ 10,998
-------------------------------------------------
      7/31/95            $ 11,168      $ 11,006
-------------------------------------------------
      8/31/95            $ 11,283      $ 11,110
-------------------------------------------------
      9/30/95            $ 11,389      $ 11,197
-------------------------------------------------
     10/31/95            $ 11,569      $ 11,313
-------------------------------------------------
     11/30/95            $ 11,805      $ 11,454
-------------------------------------------------
     12/31/95            $ 11,968      $ 11,582
-------------------------------------------------
      1/31/96            $ 12,069      $ 11,678
-------------------------------------------------
      2/28/96            $ 11,900      $ 11,556
-------------------------------------------------
      3/31/96            $ 11,854      $ 11,503
-------------------------------------------------
      4/30/96            $ 11,831      $ 11,465
-------------------------------------------------
      5/31/96            $ 11,877      $ 11,448
-------------------------------------------------
      6/30/96            $ 11,994      $ 11,582
-------------------------------------------------
      7/31/96            $ 12,064      $ 11,620
-------------------------------------------------
      8/31/96            $ 12,146      $ 11,626
-------------------------------------------------
      9/30/96            $ 12,385      $ 11,800
-------------------------------------------------
     10/31/96            $ 12,754      $ 12,016
-------------------------------------------------
     11/30/96            $ 13,085      $ 12,180
-------------------------------------------------
     12/31/96            $ 13,058      $ 12,107
-------------------------------------------------
      1/31/97            $ 13,084      $ 12,170
-------------------------------------------------
      2/28/97            $ 13,320      $ 12,200
-------------------------------------------------
      3/31/97            $ 13,276      $ 12,105
-------------------------------------------------
      4/30/97            $ 13,430      $ 12,266
-------------------------------------------------
      5/31/97            $ 13,834      $ 12,374
-------------------------------------------------
      6/30/97            $ 14,143      $ 12,499
-------------------------------------------------
      7/31/97            $ 13,892      $ 12,746
-------------------------------------------------
      8/31/97            $ 13,906      $ 12,694
-------------------------------------------------
      9/30/97            $ 14,258      $ 12,847
-------------------------------------------------
      10/31/97           $ 14,495      $ 12,989
-------------------------------------------------
      11/30/97           $ 14,488      $ 13,022
-------------------------------------------------
      12/31/97           $ 14,500      $ 13,132
-------------------------------------------------
       1/31/98           $ 14,804      $ 13,289
-------------------------------------------------
       2/28/97           $ 14,814      $ 13,293
-------------------------------------------------
       3/31/98           $ 14,942      $ 13,341
-------------------------------------------------
       4/30/98           $ 14,869      $ 13,411
-------------------------------------------------
       5/31/98           $ 15,022      $ 13,506
-------------------------------------------------
       6/30/98           $ 15,154      $ 13,584
-------------------------------------------------
       7/31/98           $ 15,170      $ 13,640
-------------------------------------------------
       8/31/98           $ 15,276      $ 13,819
-------------------------------------------------
       9/30/98           $ 15,412      $ 14,094
-------------------------------------------------
      10/31/98           $ 14,719      $ 14,077
-------------------------------------------------
      11/31/98           $ 14,519      $ 14,106
-------------------------------------------------
      12/31/98           $ 14,682      $14,163
-------------------------------------------------
       1/31/99           $ 14,807      $ 14,251
-------------------------------------------------
       2/28/99           $ 14,642      $ 14,103
-------------------------------------------------
       3/31/99           $ 14,765      $ 14,204
-------------------------------------------------
       4/30/99           $ 14,866      $ 14,257
-------------------------------------------------
       5/31/99           $ 14,994      $ 14,159
-------------------------------------------------
       6/30/99           $ 14,980      $ 14,145
-------------------------------------------------
       7/31/99           $ 14,972      $ 14,094
-------------------------------------------------
       8/31/99           $ 14,984      $ 14,100
-------------------------------------------------
       9/30/00           $ 15,166      $ 14,275
-------------------------------------------------
      10/31/99           $ 15,175      $ 14,331
-------------------------------------------------
      11/30/99           $ 15,219      $ 14,346
-------------------------------------------------
      12/31/99           $ 15,329      $ 14,303
-------------------------------------------------
       1/31/00           $ 15,318      $ 14,220
-------------------------------------------------
       2/28/00           $ 15,695      $ 14,357
-------------------------------------------------
       3/31/00           $ 16,035      $ 14,510
-------------------------------------------------
       4/30/00           $ 16,021      $ 14,496
-------------------------------------------------
       5/31/00           $ 16,122      $ 14,511
-------------------------------------------------
       6/30/00           $ 16,471      $ 14,792
-------------------------------------------------
       7/31/00           $ 16,656      $ 14,897
-------------------------------------------------
       8/31/00           $ 16,977      $ 15,096
-------------------------------------------------
       9/30/00           $ 17,129      $ 15,243
-------------------------------------------------
      10/31/00           $ 17,313      $ 15,331
-------------------------------------------------
      11/30/00           $ 17,676      $ 15,550
-------------------------------------------------
      12/31/00           $ 17,708      $ 15,824
-------------------------------------------------
       1/31/01           $ 17,954      $ 16,078
-------------------------------------------------
       2/28/01           $ 18,192      $ 16,205
-------------------------------------------------
       3/31/01           $ 18,312      $ 16,314
-------------------------------------------------
       4/30/01           $ 18,113      $ 16,301
-------------------------------------------------

The Lehman Brothers Aggregate Index represents securities that are U.S. domestic, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Unlike the returns of the Fund, the total return of the Lehman Brothers Aggregate Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

PERFORMANCE INFORMATION

                                                       ONE YEAR ENDED        FIVE YEARS ENDED         INCEPTION TO
                                                       APRIL 30, 2001         APRIL 30, 2001         APRIL 30, 2001
                                                       --------------         --------------         --------------
Clarion CMBS Value Fund, Inc. - Class X Shares              13.06%                 8.89% (a)             9.79% (b)
Lehman Brothers Aggregate Intermediate Index                12.45%                 7.29% (a)             8.02% (b)

(a)  Average annual total return

(b) Average annual total return from commencement of Fund operations (December 21, 1994)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost.

CLARION CMBS VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

                                                                                   FACE
                                                                                   AMOUNT                VALUE (a)
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE SECURITIES (97.81%)
-----------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage Inc.,
     2000-2 Class J 7.000%, 8/15/10 (b).....................................   $  2,000,000        $    1,628,044
Bear Stearns Commercial Mortgage Securities, Inc.,
     2001 Class E 8.388%, 2/12/06 (b) ......................................      2,000,000             2,003,380
CBM Funding Corp.,
     1996-1 Class D 8.645%, 2/1/08 .........................................        960,000               984,396
Chase Commercial Mortgage
     1997-2 Class F 6.600%, 8/19/12 (b) ....................................      5,800,000             4,583,404
Chase Commercial Mortgage,
     1998-2 Class F 6.390%, 7/18/13 (b) ....................................      7,000,000             5,439,322
CS First Boston Mortgage Securities Corp.,
     1995-WF1 Class E 8.246%, 12/21/27 (b)..................................      2,000,000             2,015,902
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
     REMIC 1995-T1 Class D 8.400%, 1/25/05 (b) .............................      5,839,000             5,461,976
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
     REMIC 1995-T1 Class E 8.400%, 1/25/05 (b) .............................     11,087,000             9,568,602
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
     REMIC 1995-T1 Class F 8.400%, 1/25/05 (b) (c) .........................      9,139,184             2,981,851
COMM Commercial Mortgage Pass-Through Certificates,
     1999-1 Class G 5.645%, 5/17/32 (b).....................................      4,000,000             3,071,412
DLJ  Commercial Mortgage Corp.,
     1998-CF1 Class B3 7.600%, 6/15/10 (b)..................................     10,000,000             8,176,510
DLJ  Commercial Mortgage Corp.,
     1998-CF1 Class B4 7.600%, 1/15/13 (b) .................................      2,100,000             1,601,981
Federal Deposit Insurance Corp.,
     REMIC Trust 1994-C1 Class IIE 8.700%, 9/25/25..........................      3,035,390             3,065,744
First Union Lehman Brothers Commercial Mortgage Corp.,
     1997-2 Class G 7.500%, 6/18/17 (b).....................................      7,900,000             5,985,403
GMAC Commercial Mortgage Securities Inc.,
     1997-C1 Class G 7.414%, 11/15/11 ......................................     10,000,000             7,727,330
J.P. Morgan Commercial Mortgage Finance Corp.,
     1996-C3 Class E 8.228%, 4/25/28 .......................................        500,000               520,435
LB Commercial Conduit Mortgage Trust,
     1996-C2 Class E 7.941%, 10/25/26 ......................................      1,944,050             1,958,986
LB Commercial Conduit Mortgage Trust,
     1998-C4 Class J 5.600%, 9/15/14 (b) ...................................      9,000,000             4,778,172
LB UBS Commercial Mortgage Trust,
     2000-C3 Class H 7.585%, 2/15/10 (b) ...................................      4,091,000             3,538,813
LB UBS Commercial Mortgage Trust,
     2000-C3 Class J 7.585%, 2/15/10 (b) ...................................      4,000,000             3,262,348


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2001
(UNAUDITED)

                                                                                 FACE
                                                                                 AMOUNT                 VALUE (a)
------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE SECURITIES--(CONTINUED)
------------------------------------------------------------------------------------------------------------------
LB UBS Commercial Mortgage Trust,
     2000-C5 Class J 6.220%, 2/15/10 (b) ...................................   $  2,472,000         $   1,822,623
Merrill Lynch Mortgage Investors,
     1995-C2 Class D 7.803%, 6/15/21 .......................................        724,562               743,051
Morgan Stanley Capital I, Inc.,
     1999-1 FNV1 6.120%, 3/15/31 (b) .......................................      6,700,000             5,308,356
Mortgage Capital Funding, Inc.,
     1995-MC1 Class A4 8.350%, 5/25/27......................................      4,575,500             4,657,891
Mortgage Capital Funding, Inc.,
     1997-MC1 Class F 7.452%, 5/20/07 (b) ..................................      3,500,000             3,030,426
Mortgage Capital Funding, Inc.,
     1997-MC2 Class F 7.214%, 11/20/07 (b) .................................      7,000,000             5,989,403
Mortgage Capital Funding, Inc.,
     1998-MC1 Class H 7.060%, 2/18/08 (b) ..................................      3,250,000             2,863,546
Mortgage Capital Funding, Inc.,
     1998-MC1 Class J 6.000%, 2/18/08 (b) ..................................      3,944,000             3,183,325
Nationsbank Commercial Pass-Through Certificates,
     1996-FS1, E 8.730%, 10/20/23 (b) ......................................      5,000,000             5,033,210
Nationslink Funding Corp.,
     1998-1, Class F 7.050%, 2/20/08 (b) ...................................      5,000,000             4,179,145
Prudential Securities Secured Financing Corp.,
     1998-C1 Class J 7.389%, 5/15/13 (b) ...................................      2,000,000             1,408,640
Resolution Trust Corp.,
     1994-C2 Class G 8.000%, 4/25/25........................................      3,859,181             3,849,772
Resolution Trust Corp.,
     1995-C2 Class F 7.000%, 5/25/27........................................      2,605,118             2,592,300
Salomon Brothers Commercial Mortgage Trust,
     2000-C3 Class H 7.000%, 11/18/10 (b) ..................................      4,140,000             3,361,771
Southern Pacific Thrift and Loan Association,
     1996-C1, F 9.356%, 4/25/28 (b) ........................................      6,578,000             4,796,368

-----------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL MORTGAGE SECURITIES
      (COST $131,482,039)...................................................                          131,173,838
-----------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2001
(UNAUDITED)

                                                                                 FACE
                                                                                 AMOUNT                VALUE (a)
---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.47%)
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.47%)

     State Street Bank and Trust Company 0.000%, due 5/01/01
     (Collateralized by $1,585,000 U.S. Treasury Bond,
     11.625%, due 11/15/04) (COST $1,972,000)..............................  $  1,972,000         $   1,972,000
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.28%)
    (COST $133,454,039) (d)................................................                         133,145,838
---------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (0.72%)...................................                             964,292
---------------------------------------------------------------------------------------------------------------
NET ASSETS (100.00%).......................................................                        $134,110,130
===============================================================================================================

(a)  See Note A to Financial Statements.

(b) 144A Securities may be resold in transaction exempt from registration, normally to qualified institutional buyers. Value of these securities at April 30, 2001 was $105,073,933 or 78.35% of net assets. See Note A5.

(c)  Security is deemed illiquid at April 30, 2001.

(d) The cost for federal income tax purposes was $133,454,039. At April 30, 2001 net unrealized depreciation for all securities based on tax cost was $308,201. This consisted of aggregate gross unrealized appreciation for all securities of $4,592,576 and aggregate gross unrealized depreciation for all securities of $4,900,777.


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001
(UNAUDITED)

-------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost.........................................................             $    133,454,039
                                                                                             ================
   Investments, at Value........................................................             $    133,145,838
   Cash.........................................................................                       35,546
   Interest Receivable..........................................................                    1,146,135
   Paydown Receivable...........................................................                       48,847
   Prepaid Expenses.............................................................                       10,086
-------------------------------------------------------------------------------------------------------------
Total Assets....................................................................                  134,386,452
-------------------------------------------------------------------------------------------------------------
LIABILITIES
   Accrued Advisory Fee - Note B................................................                      208,351
   Other Accrued Expenses.......................................................                       64,105
   Dividend Payable.............................................................                        3,866
-------------------------------------------------------------------------------------------------------------
        Total Liabilities.......................................................                      276,322
-------------------------------------------------------------------------------------------------------------
NET ASSETS......................................................................             $    134,110,130
=============================================================================================================
NET ASSETS CONSIST OF:

   Paid in Capital .............................................................                  135,778,657
   Undistributed Net Investment Income..........................................                      173,945
   Accumulated Net Realized Loss................................................                   (1,534,271)
   Unrealized Depreciation......................................................                     (308,201)
-------------------------------------------------------------------------------------------------------------
NET ASSETS......................................................................             $    134,110,130
=============================================================================================================
CLASS X SHARES

NET ASSETS......................................................................             $    104,386,995
COMMON STOCK

   Shares Issued and Outstanding, ($0.01 par value) (Authorized 250,000,000)                       12,143,882
   Net Asset Value Per Share....................................................             $           8.60
=============================================================================================================
CLASS A SHARES

NET ASSETS......................................................................             $     29,723,135
COMMON STOCK

   Shares Issued and Outstanding, ($0.01 par value) (Authorized 250,000,000)                        3,458,299
   Net Asset Value Per Share....................................................             $           8.59
=============================================================================================================


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2001
(UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest..............................................................                        $     5,341,909
-----------------------------------------------------------------------------------------------------------------
EXPENSES

    Investment Advisory Fees - Note B.....................................                        $       384,283
    Administrative Fees - Note C..........................................                                 29,726
    Custodian Fees - Note D...............................................                                 10,627
    Transfer Agent Fees...................................................                                 10,072
    Audit Fees............................................................                                  9,917
    Insurance Fees........................................................                                  3,717
    Directors' Fees - Note F..............................................                                  2,480
    Other Fees............................................................                                  2,976
-----------------------------------------------------------------------------------------------------------------
       Total Expenses.....................................................                                453,798
-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME.....................................................                              4,888,111
-----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS..........................................                                968,366
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS......................                               (757,392)
-----------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS...................................................                                210,974
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                        $     5,099,085
=================================================================================================================


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS                  YEAR
                                                                            ENDED                    ENDED
                                                                       APRIL 30, 2001          OCTOBER 31, 2000
                                                                       --------------          ----------------
                                                                         (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:

   Net Investment Income......................................        $    4,888,111           $     8,412,696
   Net Realized Gain (Loss)...................................               968,366                  (910,239)
   Net Change in Unrealized Appreciation (Depreciation).......              (757,392)                5,811,715
--------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations.....             5,099,085                13,314,172
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:

--------------------------------------------------------------------------------------------------------------
   Net Investment Income - Class X Shares....................             (4,160,035)               (8,364,589)
   Net Investment Income - Class A Shares....................               (602,238)                        -
--------------------------------------------------------------------------------------------------------------
       Total Distributions....................................            (4,762,273)               (8,364,589)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS: (1)

Issued   - Regular - Class X..................................                     -                         -
Issued   - Regular - Class A..................................            30,000,000                         -
         - In Lieu of Cash Distributions - Class X............                18,787                    61,840
         - In Lieu of Cash Distributions - Class A............                    -                          -
Redeemed - Class X............................................                    -                   (506,608)
Redeemed - Class A............................................                    -                          -
--------------------------------------------------------------------------------------------------------------
     Net (Decrease) Increase from Capital Share Transactions..           30,018,787                   (444,768)
--------------------------------------------------------------------------------------------------------------
   Total Increase.............................................           30,355,599                  4,504,815
Net Assets:
   Beginning of Year..........................................          103,754,531                 99,249,716
--------------------------------------------------------------------------------------------------------------
   End of Year (including undistributed net income
   (distributions in excess of net investment income)
   of $173,945 and $48,107, respectively) ....................       $  134,110,130            $   103,754,531
==============================================================================================================
(1) Shares Issued and Redeemed:
Class X
Shares Issued     - Regular...................................                     -                         -
                  - In Lieu of Cash Distributions.............                 2,293                     7,488
Shares Redeemed...............................................                     -                   (61,201)
--------------------------------------------------------------------------------------------------------------
                                                                               2,293                   (53,713)
==============================================================================================================
(1) Shares Issued and Redeemed:
Class A
Shares Issued     - Regular...................................             3,458,299                         -
                  - In Lieu of Cash Distributions.............                     -                         -
Shares Redeemed...............................................                     -                         -
--------------------------------------------------------------------------------------------------------------
                                                                           3,458,299                         -
==============================================================================================================


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2001
(UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets from operations.......................................                $     5,099,085
   Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
     Purchase of investment securities..............................................                    (91,953,933)
     Proceeds from sale of investment securities....................................                     62,064,729
     Net increase in short-term securities..........................................                       (229,000)
     Principal paydowns.............................................................                        396,585
     Increase in interest receivable................................................                       (341,718)
     Decrease in accrued expenses...................................................                        (35,419)
     Unrealized depreciation on investments.........................................                        757,392
     Net realized gain on investments...............................................                       (968,366)
     Increase in other assets.......................................................                        (58,446)
-------------------------------------------------------------------------------------------------------------------
       Net Cash Used in Operating Activities........................................                    (25,269,091)
-------------------------------------------------------------------------------------------------------------------
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES: *

   Cash Subscriptions Received......................................................                     30,000,000
   Cash Distributions Paid..........................................................                     (4,739,620)
-------------------------------------------------------------------------------------------------------------------
       Net Cash Provided by Financing Activities....................................                     25,260,380
-------------------------------------------------------------------------------------------------------------------
Net Decrease in Cash................................................................                         (8,711)
CASH AT BEGINNING OF PERIOD.........................................................                         44,257
-------------------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD...............................................................                $        35,546
===================================================================================================================



* Non-cash financing activities not included herein consist of reinvestment of dividends of $18,787.


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

PER SHARE OPERATING PERFORMANCE
FOR A CLASS X SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  SIX MONTHS         YEAR                 YEAR
                                                                     ENDED           ENDED                ENDED
                                                                    APRIL 30,       OCTOBER 31,          OCTOBER 31,
                                                                      2001            2000                 1999
                                                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $      8.55          $      8.14          $     8.58

INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income                                           0.35                 0.69                0.70
   Net Realized and Unrealized Gain (Loss)                         0.04                 0.41               (0.45)

       Total from Investment Operations                            0.39                 1.10                0.25

DISTRIBUTIONS

   Net Investment Income                                          (0.34)               (0.69)              (0.69)
   In Excess of Net Investment Income                                --                   --                  --
   Net Realized Gain                                                 --                   --                  --
   Return of Capital                                                 --                   --                  --

       Total Distributions                                        (0.34)               (0.69)              (0.69)

NET ASSET VALUE, END OF PERIOD                              $      8.60          $      8.55          $     8.14

TOTAL INVESTMENT RETURN

     Net Asset Value (2) (3)                                       4.62%(4)            14.08%               3.10%

RATIOS AND SUPPLEMENTAL DATA

Net Assets, End of Period (Thousands)                       $   104,387          $   103,755          $   99,250
Ratio of Net Expenses to Average Net Assets                        0.76%(5)             0.80%               0.80%
Ratio of Net Investment Income to Average Net Assets               8.14%(5)             8.34%               8.40%
Ratio of Voluntary Waived Fees and Expenses
     Assumed by the Adviser to Average Net Assets                  0.00%(5)             0.00%               0.15%
Portfolio Turnover Rate                                              53%(4)               45%                 29%

                                                                 YEAR               YEAR                 YEAR
                                                                 ENDED              ENDED                ENDED
                                                               OCTOBER 31,        OCTOBER 31,          OCTOBER 31,
                                                                  1998             1997 (1)               1996
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $      9.66          $      9.25          $     10.82
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                           0.68                 0.81                 0.93
   Net Realized and Unrealized Gain (Loss)                        (0.52)                0.40                 0.06
       Total from Investment Operations                            0.16                 1.21                 0.99
DISTRIBUTIONS
   Net Investment Income                                          (0.68)               (0.80)               (0.98)
   In Excess of Net Investment Income                                --                   --                (0.06)
   Net Realized Gain                                              (0.27)                  --                (0.48)
   Return of Capital                                              (0.29)                  --                (1.04)
       Total Distributions                                        (1.24)               (0.80)               (2.56)
NET ASSET VALUE, END OF PERIOD                              $      8.58          $      9.66          $      9.25
TOTAL INVESTMENT RETURN
     Net Asset Value (2) (3)                                       1.55%               13.65%               10.26%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                       $   103,743          $   112,614          $   107,833
Ratio of Net Expenses to Average Net Assets                        0.80%                0.79%                0.80%
Ratio of Net Investment Income to Average Net Assets               7.42%                8.56%                9.03%
Ratio of Voluntary Waived Fees and Expenses
     Assumed by the Adviser to Average Net Assets                  0.13%                0.10%                0.08%
Portfolio Turnover Rate                                               6%                  42%                  25%

(1) Effective July 21, 1997, Clarion Capital became the investment adviser to the Fund.
(2) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value. The Fund's shares are not traded, therefore market value total investment return is not calculated.
(3) Total return would have been lower had certain fees not been waived during the periods.
(4)  Not annualized.
(5)  Annualized.


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

PER SHARE OPERATING PERFORMANCE
FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                PERIOD
                                                                ENDED
                                                               APRIL 30,
                                                               2001 (1)
                                                              (UNAUDITED)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $        8.63
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income                                             0.23
   Net Realized and Unrealized Gain (Loss)                          (0.04)
-------------------------------------------------------------------------
       Total from Investment Operations                              0.19
-------------------------------------------------------------------------
DISTRIBUTIONS

   Net Investment Income                                            (0.23)
   In Excess of Net Investment Income                                   -
   Net Realized Gain                                                    -
   Return of Capital                                                    -
-------------------------------------------------------------------------
       Total Distributions                                          (0.23)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $        8.59
-------------------------------------------------------------------------
TOTAL INVESTMENT RETURN

     Net Asset Value (2)                                             2.17%(3)
-------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Net Assets, End of Period (Thousands)                       $      29,723
Ratio of Net Expenses to Average Net Assets                          0.77%(4)
Ratio of Net Investment Income to Average Net Assets                 8.10%(4)
Ratio of Voluntary Waived Fees and Expenses
     Assumed by the Adviser to Average Net Assets                    0.00%(4)
Portfolio Turnover Rate                                                53% (3) (5)
-------------------------------------------------------------------------

(1) Class A Shares were first issued on January 2, 2001.
(2) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
(3)  Not annualized.
(4)  Annualized.
(5) Represents the Fund's portfolio turnover for the entire period ended April 30, 2001.

                       See Notes to Financial Statements.

                          CLARION CMBS VALUE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


Clarion CMBS Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund's common stock is not registered under the Securities Act of 1933. The Fund has two classes of shares, Class A and Class X. Class A Shares are offered on a private placement basis only. Class X Shares are owned by investors who purchased their interests in the Fund at the time the Fund was a closed-end Fund. Except for the expense limitation, Class A and Class X Shares are the same. Class A Shares were first issued on January 2, 2001.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. SECURITY VALUATION: Commercial mortgage securities' and other fixed income securities' valuations are based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between securities. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

          The value of commercial mortgage securities for which no quotations are readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

          2. FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          4. DISTRIBUTIONS TO SHAREHOLDERS: The Fund will distribute substantially all of its net investment income monthly. Any net realized capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested

                          CLARION CMBS VALUE FUND, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

          in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund's common stock. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

          5. RESTRICTED SECURITIES: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

          6. OTHER: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis. Interest income, common expenses of the Fund and gains/losses on investments are allocated to both classes of the Fund based on respective daily net assets of each class. Neither class has preferential dividend rights.

B. ADVISORY SERVICES: Clarion Capital provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.65% of the Fund's average monthly net assets. The Advisor has agreed to waive its fee to the extent necessary to limit the Fund's total expenses to 0.80% of average net assets for Class X Shares.

C. ADMINISTRATION SERVICES: The Fund engaged State Street Bank and Trust Company ("State Street") to provide limited administration services in accordance with the administration agreement. Effective May 1, 2001, the administration agreement was terminated and Bank of New York began to provide administrative services to the Fund.

D. CUSTODIAN: State Street Kansas City served as custodian for the Fund's assets held in accordance with the custodian agreement. Effective May 1, 2001, the custodian agreement was terminated and Bank of New York began to serve as custodian for the Fund.

E. PURCHASES AND SALES: For the six months ended April 30, 2001 the Fund made purchases of $91,953,933 and sales of $62,064,729 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities during the period.

F. DIRECTORS AND LEGAL FEES: Each Director, who is not an officer or affiliated person, receives $1,500 per annum plus $250 per meeting attended.

G. OTHER: At April 30, 2001, 99.6% of total shares outstanding were held by 3 record shareholders.

H. CAPITAL LOSS CARRYFORWARD: At October 31, 2000, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                           October 31, 2007...................           $     1,592,398
                           October 31, 2008...................                   910,239
                                                                         ---------------
                                                                         $     2,502,637
                                                                         ===============

I. AUDIT GUIDE: Due to the issuance of the AICPA Audit and Accounting Guide for Investment Companies effective for fiscal years beginning after December 15, 2000, the Fund will be required to amortize all bond discounts and premiums and to record all paydown gains and losses to investment income for book purposes. Such adjustments will not impact the net assets or distributions of the Fund.